CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

4     CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows is as follows:

	As of December 31,
	2023	2024

Cash	7,354,809	7,867,659
Restricted cash - current assets	39,367	67,419
Restricted cash - non-current assets	103,146	158,452

Total cash and restricted cash of continuing operations shown in the consolidated statements of cash flows	7,497,322	8,093,530